Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2017
Fair value measurement [Abstract]
Non-financial assets measured at fair value classified in Level 3
At December 31, 2017 and 2016 non-financial assets measured at fair value are classified in Level 3 of this hierarchy, as described below:

	2017	2016
Level 3
Vessels	$1,118,250	$8,028,276
Buildings and facilities	242,204	253,396
Land	1,184,427	1,060,661
	$2,544,881	$9,342,333

Information used for appraisal
The information used for the measurement of fair value at December 31, 2017 was:

	Tugboats	Offshore vessels	Parcel Tankers
Daily rate or fee	22,042 usd	9,016 usd	11,919 usd
Average percentage of utilization	94%	83%	94%
Discount rate	7.18%	7.18%	7.18%

Reconciliation between carrying amounts of non-financial assets classified within Level 3
At December 31, 2017 and 2016, the reconciliation between the carrying amounts of non-financial assets classified within Level 3 is as follows:

	Vessels	Buildings and facilities
Balance at January 1, 2017	$8,028,276	$1,314,057
Amount recognized in other comprehensive income:
Revaluation surplus of vessels	941,957	-
Amount recognized in statements of operations:
Loss on revaluation of vessels	(56,213)	-
	885,744	-
Additions and disposals, net	(7,795,770)	137,574
Balance at December 31, 2017	$1,118,250	$1,451,631

Balance at January 1, 2016	$8,131,363	$1,067,557
Amount recognized in other comprehensive income:
Revaluation surplus of vessels	207,669	216,965
Amount recognized in statements of operations:
Loss on revaluation of vessels	(23,304)	-
	184,365	216,965
Additions and disposals, net	(287,452)	29,535
Balance at December 31, 2016	$8,028,276	$1,314,057